Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Director
Property Subject to or Available for Operating Lease [Line Items]
Lease expenses	$ 151	$ 151
Occupancy Expense [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lease expenses	$ 2,100	$ 1,700